                                             Supplement to Prospectus Dated May 1, 2002
                                                 Supplement dated November 11, 2002

This Supplement  should be retained with the current  Prospectus for your annuity contract issued by American Skandia Life Assurance
Corporation ("American Skandia").  If you do not have a current Prospectus, please contact American Skandia at 1-800-766-4530.

                                          A. SUB-ADVISOR CHANGES/SUB-ACCOUNT NAME CHANGES

Pursuant to the exemptive  authority  granted to American  Skandia  Trust,  its  investment  adviser,  American  Skandia  Investment
Services,  Incorporated  ("ASISI") has changed  sub-advisors  for three  portfolios:  AST Janus Overseas  Growth,  AST Janus Mid-Cap
Growth and AST JanCap Growth.

AST Janus Overseas Growth Portfolio/Sub-account
Effective  November  11, 2002,  William  Blair & Company,  L.L.C.  will become the  sub-advisor  for the AST Janus  Overseas  Growth portfolio.  The investment  objective of the AST Janus Overseas Growth portfolio is unchanged.  In connection with this change,  the
AST Janus  Overseas  Growth  portfolio  will change its name to "AST William  Blair  International  Growth." All  references  in the
Prospectus to AST Janus Overseas Growth are deleted and replaced with AST William Blair International Growth.

Following the change in  sub-advisor,  the AST William Blair  International  Growth  sub-account  is now available as a Sub-account, including  Annuities  purchased on or after January 22, 2001, which were previously  restricted from allocating Account Value to the
---------
AST Janus Overseas Growth sub-account.

AST Janus Mid-Cap Growth Portfolio/Sub-account
Effective  November  11,  2002,  Goldman  Sachs  Asset  Management  will become the  sub-advisor  for the AST Janus  Mid-Cap  Growth portfolio.  The investment  objective of the AST Janus Mid-Cap Growth  portfolio is unchanged.  In connection with this change,  the
AST Janus Mid-Cap  Growth  portfolio  will change its name to "AST Goldman Sachs Mid-Cap  Growth." All  references in the Prospectus to AST Janus Mid-Cap Growth are deleted and replaced with AST Goldman Sachs Mid-Cap Growth.

AST JanCap Growth Portfolio/Sub-account
Effective  November 11, 2002,  Goldman Sachs Asset Management will become the sub-advisor for the AST JanCap Growth  portfolio.  The investment  objective of the AST JanCap  Growth  portfolio is  unchanged.  In  connection  with this change,  the AST JanCap  Growth portfolio  will change its name to "AST Goldman Sachs  Concentrated  Growth." All  references in the Prospectus to AST JanCap Growth are deleted and replaced with AST Goldman Sachs Concentrated Growth.

                                        B. UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES

----------------------------------------------------------------------------------------------------------------------------------------
                                           Underlying Mutual Fund Portfolio Annual Expenses
                               (as a percentage of the average net assets of the underlying Portfolios)
----------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management       Other       12b-1 Fees    Total Annual      Fee       Net Annual
                                                       Fees         Expenses                    Portfolio      Waivers        Fund
              UNDERLYING PORTFOLIO                                                              Operating        and       Operating
                                                                                                 Expenses      Expense      Expenses
                                                                                                             Reimburs-ment
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
American Skandia Trust:
  AST William Blair International Growth              1.00%          0.22%          0.02%         1.24%         0.10%        1.14%
  AST Goldman Sachs Mid-Cap Growth                    1.00%          0.26%          0.08%         1.34%         0.10%        1.24%
  AST Goldman Sachs Concentrated Growth               0.90%          0.14%          0.03%         1.07%         0.06%        1.01%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

                                                        C. Expense Examples

The following expense examples are effective as of November 11, 2002

---------------------------------------- ---------------------------------- --------------------------------- ---------------------------------- ---------------------------------
These   Examples   assume  you  do  not    No Optional Benefits Elected       If you elect the Guaranteed      If you elect the Enhanced Death       If you elect EBP and GRO
surrender  your  Annuity  at the end of                                           Return Option (GRO)                   Benefit (EBP)
the applicable period or you annuitize
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
Sub-Account:                                1     3       5 Years  10         1     3 Years  5 Years  10         1     3 Years  5       10         1     3 Years  5 Years  10
                                          Year    Years             Years    Year                     Years    Year             Years    Years    Year                     Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
AST William Blair International Growth        27      82      139      294      29       89      151     318       30       92     156      328    33      100      169     352
AST Goldman Sachs Mid-Cap Growth              28      85      144      304      30       92      156     328       31       95     161      338    34      103      174     361
AST Goldman Sachs Concentrated Growth         25      77      132      280      28       85      145     306       29       88     150      315    31      95       162     339
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------

---------------------------------------- --------------------------------- ---------------------------------- --------------------------------- ----------------------------------
These  Examples  assume  you  surrender    No Optional Benefits Elected       If you elect the Guaranteed     If you elect the Enhanced Death       If you elect EBP and GRO
your   Annuity   at  the   end  of  the                                           Return Option (GRO)                  Benefit (EBP)
applicable period
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- ------- -------- -------- ------- ------- -------- -------- -------- -------
Sub-Account:                                1     3       5 Years  10         1     3 Years  5 Years  10         1     3 Years  5       10         1     3 Years  5 Years  10
                                          Year    Years            Years    Year                      Years    Year             Years   Years    Year                      Years
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- ------- -------- -------- ------- ------- -------- -------- -------- -------
AST William Blair International Growth     102     142      179     294      104      149      191     318      105      152     196     328      108      160      209     352
AST Goldman Sachs Mid-Cap Growth           103     145      184     304      105      152      196     328      106      155     201     338      109      163      214     361
AST Goldman Sachs Concentrated Growth      100     137      172     280      103      145      185     306      104      148     190     315      106      155      202     339
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- ------- -------- -------- ------- ------- -------- -------- -------- -------
ASPro - SUPP (11/11/02)                                                                                              EDBPROTECTOR